INCOME TAX - Reconciliation of the federal income tax rate to effective tax (Details)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Oct. 09, 2022	Sep. 30, 2022	Oct. 15, 2023	Oct. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Dec. 31, 2021	Apr. 25, 2021
Income Tax Examination [Line Items]
Effective Income Tax Rate Reconciliation, Percent	(0.80%)		(1.50%)		0.00%	5.40%			2.60%		0.40%		0.00%
BANYAN ACQUISITION CORPORATION
Income Tax Examination [Line Items]
Statutory U.S. federal income tax rate		21.00%		21.00%			21.00%	21.00%		21.00%		21.00%
Change in fair value of warrant liabilities										(18.15%)		0.00%
State taxes, net of federal tax benefit										(0.01%)		7.51%
Change in valuation allowance										1.88%		(28.51%)
Effective Income Tax Rate Reconciliation, Percent		(936.53%)		9.00%			(20.07%)	2.40%		4.74%		0.00%